Capital Structure (Tables)	12 Months Ended
Dec. 31, 2021
Capital Structure
Schedule of warrant activity

				Weighted
			Weighted	Average
	Number of	Warrant Fair	Average Exercise	Remaining
	Warrants	Value	Price	Life
Warrants to purchase common stock
Outstanding at December 31, 2020(¹)	610,202	$2,270	$0.27	3.6
Exercise of common warrants(1)	(69,232)	(489)	$0.27	—
Change in fair value	—	3,102	—	—
Issued in connection with the Business Combination as common stock - charged to APIC	(540,970)	(4,883)	—	—
Outstanding — December 31, 2021	—	$—	$—	—
Warrants to purchase Series C preferred stock
Outstanding at December 31, 2020(1)	5,938,193	$18,885	$1.76	2.6
Exercise of warrants to purchase redeemable convertible preferred stock(1)	(1,756,526)	(10,968)	$1.76	—
Change in fair value	—	24,779	—	—
Issued in connection with the Business Combination as common stock - charged to APIC	(4,181,667)	(32,696)	—	—
Outstanding — December 31, 2021	—	$—	—	—
Private warrants assumed through Business Combination
Outstanding at December 31, 2020	—	—	—	—
Warrants assumed	670,108	1,253	$11.50	5.0
Change in fair value	—	932	—	—
Outstanding — December 31, 2021	670,108	$2,185	$11.50	4.3

¹Warrant amounts have been retroactively restated to give effect to the recapitalization transaction